                              SPDR(R) SERIES TRUST

                        Supplement Dated January 27, 2009
                                     to the
           Statement of Additional Information Dated October 31, 2008,
                             as supplemented ("SAI")

The reference to Dwayne Parmley in the table that describes key professionals involved in the day-to-day portfolio management for each Fund under the heading "PORTFOLIO MANAGERS", is hereby deleted and replaced with Matthew Pappas. The table as it pertains to the SPDR(R) Barclays Capital Municipal Bond ETF, SPDR(R) Barclays Capital California Municipal Bond ETF, SPDR(R) Barclays Capital New York Municipal Bond ETF and SPDR(R) Barclays Capital Short Term Municipal Bond ETF (the "Municipal Bond ETFs") is hereby amended to read as follows:

FUND                  PORTFOLIO MANAGERS
----                  ----------------------------
Municipal Bond ETFs   Matthew Pappas, Timothy Ryan

The reference to Dwayne Parmley in the "Other Accounts Managed" table under the "PORTFOLIO MANAGERS" heading is hereby deleted and replaced with the following information concerning Matthew Pappas:

                    REGISTERED                   POOLED                                               TOTAL
                    INVESTMENT      ASSETS     INVESTMENT      ASSETS                   ASSETS        ASSETS
PORTFOLIO             COMPANY      MANAGED       VEHICLE      MANAGED       OTHER      MANAGED       MANAGED
MANAGER              ACCOUNTS    (BILLIONS)*    ACCOUNTS    (BILLIONS)*   ACCOUNTS   (BILLIONS)*   (BILLIONS)*
---------           ----------   -----------   ----------   -----------   --------   -----------   -----------
Matthew Pappas***        5          $2.42          88          $49.54        109        $87.95       $139.91

*    There are no performance fees associated with these portfolios.

*** The total number of accounts and assets for this portfolio manager are reported as of December 31, 2008.

The reference to Dwayne Parmley in the table that lists the dollar range of Fund Shares beneficially owned under the "PORTFOLIO MANAGERS" heading is hereby deleted and replaced with the following information concerning Matthew Pappas:

PORTFOLIO                         DOLLAR RANGE OF TRUST
MANAGER                FUND     SHARES BENEFICIALLY OWNED
---------           ---------   -------------------------
Matthew Pappas***   All Funds              None

***  Represents information reported as of December 31, 2008.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.